UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended September 30, 2017, is filed herewith.

First Eagle Overseas Variable Fund
Schedule of Investments
September 30, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 74.6%

Africa — 0.1%
Randgold Resources Ltd., ADR	3,736	364,858

Australia — 0.8%
Newcrest Mining Ltd.	208,999	3,440,073

Belgium — 1.2%
Groupe Bruxelles Lambert SA	39,582	4,166,486
Sofina SA	6,987	1,073,532
		5,240,018
Brazil — 0.7%
Cielo SA	407,740	2,829,713

Canada — 6.3%
Agnico Eagle Mines Ltd.	50,988	2,304,318
Agrium, Inc.	13,856	1,485,502
Barrick Gold Corp.	139,734	2,248,320
Canadian Natural Resources Ltd.	28,568	956,808
Cenovus Energy, Inc.	283,576	2,841,432
Franco-Nevada Corp.	27,149	2,103,164
Goldcorp, Inc.	210,916	2,733,471
Imperial Oil Ltd.	99,676	3,184,200
Potash Corp. of Saskatchewan, Inc.	329,207	6,333,943
Suncor Energy, Inc.	56,887	1,993,723
Wheaton Precious Metals Corp.	61,892	1,181,518
		27,366,399
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	134,025	3,609,293

Denmark — 0.5%
ISS A/S	55,432	2,234,807

France — 9.9%
Bouygues SA	79,109	3,755,374
Carrefour SA	147,060	2,968,744
Cie de Saint-Gobain	90,292	5,379,602
Danone SA	95,485	7,499,758
Laurent-Perrier	22,658	2,125,220
Legrand SA	19,102	1,378,592
Neopost SA	7,780	302,411
Rexel SA	191,634	3,315,199
Robertet SA	5,793	2,692,141
Sabeton SA	8,088	219,862
Sanofi	47,880	4,766,295
Sodexo SA	27,253	3,397,383
TOTAL SA	56,809	3,050,328
Wendel SA	13,353	2,163,109
		43,014,018
Germany — 3.1%
Hamburger Hafen und Logistik AG	44,226	1,394,526
HeidelbergCement AG	76,566	7,879,378
Linde AG	12,090	2,514,090
Telefonica Deutschland Holding AG	327,944	1,842,928
		13,630,922
Greece — 0.5%
JUMBO SA	131,238	2,169,992

Hong Kong — 5.6%
Great Eagle Holdings Ltd.	650,014	3,419,988
Guoco Group Ltd.	254,670	3,828,160
Hang Lung Properties Ltd.	2,194,751	5,225,309
Hopewell Holdings Ltd.	916,347	3,573,689
Hysan Development Co. Ltd.	433,760	2,046,507
Jardine Matheson Holdings Ltd.	82,180	5,212,189
Jardine Strategic Holdings Ltd.	7,800	337,357
Swire Properties Ltd.	159,924	543,120
		24,186,319
Ireland — 0.5%
CRH plc	55,113	2,092,995

Israel — 0.2%
Israel Chemicals Ltd.	233,203	1,038,225

Italy — 0.2%
Italmobiliare SpA	28,871	779,930

Japan — 22.1%
As One Corp.	31,880	1,697,653
Astellas Pharma, Inc.	203,100	2,584,964
Chofu Seisakusho Co. Ltd.	64,948	1,528,177
Daiichikosho Co. Ltd.	65,430	3,133,044
FANUC Corp.	56,480	11,451,525
Hirose Electric Co. Ltd.	29,000	4,083,439
Hoya Corp.	98,960	5,351,642
Kansai Paint Co. Ltd.	96,480	2,430,414
KDDI Corp.	395,300	10,420,099
Keyence Corp.	12,700	6,754,722
Komatsu Ltd.	15,100	427,587
Mitsubishi Estate Co. Ltd.	379,160	6,589,570
MS&AD Insurance Group Holdings, Inc.	121,600	3,918,728
Nagaileben Co. Ltd.	47,310	1,190,687
Nissin Foods Holdings Co. Ltd.	28,400	1,725,596
NTT DOCOMO, Inc.	170,700	3,901,653
Secom Co. Ltd.	106,260	7,738,337
Secom Joshinetsu Co. Ltd.	20,594	657,031
Shimano, Inc.	24,260	3,231,899
SK Kaken Co. Ltd.	12,194	994,809
SMC Corp.	21,060	7,441,791
Sompo Holdings, Inc.	199,800	7,786,093
T Hasegawa Co. Ltd.	55,800	1,069,533
		96,108,993
Mexico — 2.7%
Fresnillo plc	175,367	3,304,309
Grupo Televisa SAB, ADR	277,815	6,853,696
Industrias Penoles SAB de CV	66,388	1,648,982
		11,806,987
Norway — 0.7%
Orkla ASA	310,143	3,182,591

Russia — 0.3%
Gazprom PJSC, ADR	278,172	1,167,265

Singapore — 1.7%
ComfortDelGro Corp. Ltd.	882,110	1,355,498

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)

Haw Par Corp. Ltd.	668,913	5,912,195
		7,267,693
South Korea — 3.1%
Fursys, Inc.	39,863	1,221,628
Hyundai Mobis Co. Ltd.	6,254	1,313,076
Kia Motors Corp.	123,530	3,417,682
KT&G Corp.	47,658	4,397,916
Lotte Confectionery Co. Ltd.	10,120	1,476,618
NongShim Co. Ltd.	6,209	1,861,823
		13,688,743
Sweden — 1.5%
Investor AB, Class A	117,187	5,668,536
Investor AB, Class B	16,963	839,231
		6,507,767
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	7,380	675,536
Nestle SA (Registered)	86,564	7,266,290
Pargesa Holding SA	51,468	4,282,505
		12,224,331
Thailand — 1.1%
Bangkok Bank PCL, NVDR	655,005	3,667,484
Bangkok Bank PCL	600	3,514
Thai Beverage PCL	1,357,592	901,735
		4,572,733
Turkey — 0.2%
Yazicilar Holding A/S, Class A	159,971	878,566

United Kingdom — 6.8%
Berkeley Group Holdings plc	103,273	5,146,790
British American Tobacco plc	61,648	3,859,397
Diageo plc	104,737	3,444,330
GlaxoSmithKline plc	155,359	3,105,723
Hiscox Ltd.	159,131	2,730,540
Liberty Global plc, Class C*	114,926	3,758,080
Lloyds Banking Group plc	876,479	796,507
TechnipFMC plc*	247,099	6,899,004
		29,740,371
United States — 1.2%
Newmont Mining Corp.	11,500	431,365
Royal Gold, Inc.	16,673	1,434,545
Willis Towers Watson plc	20,801	3,208,138
		5,074,048
TOTAL COMMON STOCKS (Cost $217,313,558)		324,217,650

Ounces
COMMODITY — 7.3%
Gold bullion* (Cost $23,919,225)	24,848	31,810,191

		Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 2.3%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	5,297,000,000	420,803
Malaysia Government Bond
3.66%, 10/15/2020	MYR	648,000	154,570
Mexican Bonos
4.75%, 6/14/2018	MXN	39,260,000	2,122,045
5.00%, 12/11/2019	MXN	12,564,600	665,261
6.50%, 6/10/2021	MXN	24,710,000	1,348,520
Poland Government Bond
3.25%, 7/25/2019	PLN	4,348,000	1,223,970
Singapore Government Bond
0.50%, 4/1/2018	SGD	3,329,000	2,445,365
3.25%, 9/1/2020	SGD	1,882,000	1,457,234
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $10,502,696)			9,837,768

SHORT-TERM INVESTMENTS — 14.0%

COMMERCIAL PAPER — 14.0%
Air Liquide US LLC
1.50%, 10/12/2017(a)	5,616,000	5,613,713
1.50%, 10/18/2017(a)(b)	749,000	748,552
American Honda Finance Corp.
1.28%, 12/5/2017(a)	5,259,000	5,247,509
AstraZeneca plc
1.27%, 10/2/2017(a)	3,325,000	3,324,675
Engie SA
1.25%, 10/17/2017(a)	5,572,000	5,568,679
Eni Finance USA, Inc.
1.38%, 10/2/2017(a)	3,138,000	3,137,635
Essilor International SA
1.20%, 10/19/2017(a)(b)	377,000	376,750
Export Development Corp.
1.28%, 2/1/2018(a)	3,987,000	3,969,875
Government of Quebec
1.17%, 1/16/2018(a)(b)	4,484,000	4,467,505
Henkel of America, Inc.
1.23%, 10/17/2017(a)	2,659,000	2,657,415
1.23%, 11/2/2017(a)	3,032,000	3,028,555
Hitachi America Capital Ltd.
1.33%, 10/2/2017(a)(b)	5,818,000	5,817,346
Kreditanstalt fuer Wiederaufbau
1.22%, 11/13/2017(a)(b)	2,530,000	2,526,189
1.24%, 12/6/2017(a)(b)	2,530,000	2,524,012
Nestle Finance International Ltd.
1.18%, 10/20/2017(a)	1,321,000	1,320,164
Pfizer, Inc.
1.23%, 11/20/2017(a)(b)	1,761,000	1,758,138
PSP Capital, Inc.
1.15%, 10/11/2017(a)	4,903,000	4,901,111
Total Capital Canada Ltd.
1.20%, 10/11/2017(a)(b)	2,065,000	2,064,214

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)

Walt Disney Co. (The)
1.17%, 10/20/2017(a)	1,761,000	1,759,835
TOTAL COMMERCIAL PAPER (Cost $60,813,834)		60,811,872

	Shares
INVESTMENT COMPANY — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.82%(d) (Cost $16,021)	16,021	16,021

TOTAL SHORT-TERM INVESTMENTS (Cost $60,829,855)		60,827,893
Total Investments — 98.2% (Cost $312,565,334)		426,693,502
Other Assets Less Liabilities — 1.8%		7,799,684
Net assets — 100.0%		434,493,186

*                 Non-income producing security.

(a)         The rate shown was the current yield as of September 30, 2017.

(b)         Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at September 30, 2017 amounts to $20,282,706, which represents approximately 4.67% of net assets of the Fund.

(c)          Represents less than 0.05% of net assets.

(d)         Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,522,811	JPY	279,115,000	HSBC Bank plc	11/15/2017	37,244
USD	2,525,653	JPY	279,115,000	Bank of New York Mellon	12/13/2017	36,490
USD	925,606	JPY	100,444,000	Goldman Sachs	01/17/2018	27,919
USD	1,927,813	EUR	1,595,000	JPMorgan Chase Bank	02/14/2018	27,793
USD	5,319,516	JPY	574,388,000	JPMorgan Chase Bank	02/14/2018	178,381
Total unrealized appreciation						307,827
USD	807,848	EUR	734,000	UBS AG	10/18/2017	(60,379)
USD	184,640	GBP	142,000	UBS AG	10/18/2017	(5,736)
USD	3,406,882	JPY	384,528,000	UBS AG	10/18/2017	(12,930)
USD	1,302,515	EUR	1,146,000	HSBC Bank plc	11/15/2017	(55,130)
USD	788,332	GBP	596,000	HSBC Bank plc	11/15/2017	(11,391)
USD	2,922,093	EUR	2,525,000	Bank of New York Mellon	12/13/2017	(74,189)
USD	3,660,296	EUR	3,095,000	Goldman Sachs	01/17/2018	(20,500)
USD	2,154,503	EUR	1,873,000	JPMorgan Chase Bank	02/14/2018	(76,680)
Total unrealized depreciation						(316,935)
Net unrealized depreciation						(9,108)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Percent of Net Assets
Industry Diversification for Portfolio Holdings
Auto Components	0.3%
Automobiles	0.8
Banks	1.1
Beverages	2.3
Building Products	1.2
Capital Markets	0.9
Chemicals	4.2
Commercial Services & Supplies	2.8
Commodity	7.3
Construction & Engineering	0.9
Construction Materials	2.3
Diversified Financial Services	4.2
Diversified Telecommunication Services	0.4
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	1.6
Food & Staples Retailing	0.7
Food Products	5.2
Foreign Government Securities	2.3
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.8
Household Durables	1.6
Industrial Conglomerates	2.5
Insurance	4.1
IT Services	0.7
Leisure Products	0.7
Machinery	4.4
Media	3.1
Metals & Mining	4.8
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	3.8
Real Estate Management & Development	4.1
Road & Rail	0.3
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	1.9
Trading Companies & Distributors	0.8
Transportation Infrastructure	0.3
Wireless Telecommunication Services	3.3
Short-Term Investments	14.0
Total Investments	98.2%

See Notes to Schedule of Investments.

(Continued)

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At September 30, 2017, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Fund. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

Prior to September 18, 2017, a portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad was generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. Effective September 18, 2017, a portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close on the exchange. If there are no round lot sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case, prior to September 18,  2017, it was valued at its last sale price (or, if available, the NASDAQ Official Closing Price); effective September 18, 2017 it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates as of the NYSE Close (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to the Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the fair market value of portfolio securities held by the Fund as of 4:00 p.m. Eastern Time.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2017:

Description	Level 1	Level 2(a)	Level 3	Totals
Assets:†
Common Stocks	$72,978,275	$251,239,375	$—	$324,217,650
Commodity *	31,810,191	—	—	31,810,191
Foreign Government Securities	—	9,837,768	—	9,837,768
Short-Term Investments	16,021	60,811,872	—	60,827,893
Forward Foreign Currency Exchange Contracts**	—	307,827	—	307,827
Total	$104,804,487	$322,196,842	$—	$427,001,329

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(316,935)	$—	$(316,935)
Total	$—	$(316,935)	$—	$(316,935)

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $249,495,487 were transferred from Level 1 to Level 2 during the nine-month period ended September 30, 2017. At December 31, 2016, these securities were valued using quoted market prices in active markets; at September 30, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the nine-month period ended September 30, 2017.

†	See Schedule of Investments for additional detailed categorizations.

*	Represents gold bullion.

**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended September 30, 2017 was as follows:

	Foreign Government Securities	Rights	Total
Beginning Balance —market value	$746,138	$35,037	$781,175
Purchases(1)	—	—	—
Sales(2)	(796,044)	(35,037)	(831,081)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	(4,291)	—	(4,291)
Realized Gains (Losses)	34,946	—	34,946
Change in Unrealized Appreciation (Depreciation)	19,251	—	19,251
Ending Balance — market value	$—	$—	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$—	$—

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Forward foreign currency exchange contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. For the nine-month period ended September 30, 2017, the average monthly principal amount outstanding for forward foreign currency exchange contracts totaled $25,586,438.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund’s custodian bank. These amounts are not reflected on the Fund’s Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close- out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At September 30, 2017, the Fund had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$307,827	$316,935	$(661,593)	$(2,533,762)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of September 30, 2017:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$36,490	$(36,490)	$—	$—
Goldman Sachs	27,919	(20,500)	—	7,419
HSBC Bank plc	37,244	(37,244)	—	—
JPMorgan Chase Bank	206,174	(76,680)	—	129,494
	$307,827	$(170,914)	$—	$136,913

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$74,189	$(36,490)	$—	$37,699
Goldman Sachs	20,500	(20,500)	—	—
HSBC Bank plc	66,521	(37,244)	—	29,277
JPMorgan Chase Bank	76,680	(76,680)	—	—
UBS AG	79,045	—	—	79,045
	$316,935	$(170,914)	$—	$146,021

New Accounting Pronouncements — In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: November 22, 2017

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: November 22, 2017